[Graphic Omitted]

COLONIAL MASSACHUSETTS TAX-EXEMPT FUND Annual report

January 31, 1998

                     ----------------------------
                     NOT FDIC   MAY LOSE VALUE
                     INSURED    NO BANK GUARANTEE
                     ----------------------------

                COLONIAL MASSACHUSETTS TAX-EXEMPT FUND HIGHLIGHTS

                       FEBRUARY 1, 1997 - JANUARY 31, 1998

INVESTMENT OBJECTIVE: Colonial Massachusetts Tax-Exempt Fund seeks as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and Massachusetts state personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds.

PORTFOLIO MANAGER COMMENTARY: "The Fund outperformed its peer group average over the last 12 months, as our investments in non-callable bonds meant the portfolio was well positioned to benefit from increases in bond prices. Because the Fund was overweighted in sectors that outperformed the general market, shareholders were able to reap the rewards when the market rallied."

                                                                --Maureen Newman

               COLONIAL MASSACHUSETTS TAX-EXEMPT FUND PERFORMANCE

                                                   CLASS A   CLASS B  CLASS C(1)
--------------------------------------------------------------------------------
Inception dates                                    4/10/87    6/8/92    8/1/97
--------------------------------------------------------------------------------
Distributions declared per share(2)                $0.465     $0.406    $0.240
--------------------------------------------------------------------------------
SEC yields on 1/31/98(3)                           3.84%      3.27%     3.57%
--------------------------------------------------------------------------------
Taxable-equivalent SEC yields(4)                   7.22%      6.15%     6.71%
--------------------------------------------------------------------------------
12-month total returns, assuming reinvestment      9.94%      9.13%     3.40%(5)
  of all distributions and no sales charge or
  contingent deferred sales charge (CDSC)
--------------------------------------------------------------------------------
Net asset value per share on 1/31/98              $8.10      $8.10     $8.10
--------------------------------------------------------------------------------

(1) Class C share total return is cumulative since inception on August 1, 1997.
(2) A portion of the Fund's income may be subject to the alternative minimum tax.
(3) The 30-day SEC yields on January 31, 1998 reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price per share at the end of the period. If the Distributor had not waived certain Fund expenses, the SEC yield for Class C shares would have been 3.27%
(4) Taxable-equivalent SEC yields are based on the maximum effective 46.8% federal and Massachusetts income tax rates.
(5) Performance results reflect any voluntary waiver of Fund expenses by the Distributor. Absent this waiver, performance results would have been lower.

The Fund may at times purchase tax-exempt securities at a discount, and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed.

Quality Breakdown (as of 1/31/98)     Top Five Sectors (as of 1/31/98)
---------------------------------     --------------------------------
AAA .......................45.6%      General Obligations .......25.9%
AA ........................19.0%      Water & Sewer .............12.8%
A .........................21.3%      Refunded ..................11.6%
BBB ........................3.1%      Hospital ...................8.9%
Non-rated ..................9.4%      Housing ....................7.1%
Short-term obligations .....1.6%

Quality and sector breakdowns are calculated as a percentage of total investments, including short-term obligations. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality and sector breakdowns in the future.

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

                                                     [Photo of Harold W. Cogger]

I am pleased to present your Fund's annual report for the year ended January 31, 1998. This report provides information on the investment environment of the last 12 months and on the performance of your Fund.

With the national economy continuing its strong growth in early 1997, the Federal Reserve Board made a preemptive strike against inflation by raising short-term interest rates in March. This contributed to a decline in bond prices which did not halt until May. As it became apparent that economic growth was not leading to higher inflation rates, the bond market rallied in the late spring and early summer. Bond prices kept rising as the Federal budget deficit for the year was smaller than expected, and concerns about Asian economic instability led to a belief that reduced demand from Asia, along with lower prices on goods imported from Asia, would continue to limit inflationary pressures. The Asian market crisis first made headlines in mid-1997, and the uncertainty of its impact on the U.S. economy caused the yield on the long Treasury bond to fall below six percent in December.

Municipal bond prices outperformed Treasury prices during the first six months of the period. However, in the second half of the year, municipal bonds slightly underperformed Treasurys for two reasons: first, lower bond yields diminished retail demand; second, the supply of municipal bonds increased as issuers took advantage of the lower interest rates by refunding their bonds.

Looking ahead, we expect moderate economic growth and low inflation, factors that lead us to be moderately optimistic about the bond market environment in 1998.

During the last 12 months, your Fund has provided competitive, tax-exempt income generated by well-researched investments in a diversified range of municipal bonds. Colonial Massachusetts Tax-Exempt Fund continues to offer you long-term total return potential and the opportunity to share in Massachusetts' economic expansion.

As always, we thank you for the opportunity to help meet your investment goals.

Respectfully,

/s/ Harold W. Cogger

Harold W. Cogger
President
March 11, 1998

Because market conditions change frequently, there can be no assurance that the trends described in this report will continue.

                           PORTFOLIO MANAGEMENT REPORT

MAUREEN NEWMAN is portfolio manager of Colonial Massachusetts Tax-Exempt Fund. Ms. Newman is vice president of Colonial Management Associates, Inc. and is the Manager of Tax-Exempt Credit Research.

POSITIONED FOR SOLID PERFORMANCE
For the 12 months ended January 31, 1998, the total return for Class A shares was 9.94%, based on net asset value. This placed it in the top half of Massachusetts Municipal Bond funds as measured by Lipper Analytical Services. According to Lipper, the average Massachusetts fund total return was 9.55%.(1)

Bond prices declined in the beginning of the period, as the Federal Reserve Board raised short-term interest rates in response to concerns that continued economic growth would lead to higher inflation. However, those concerns proved to be unwarranted as inflation rates remained low, and the bond market rallied during the second half of the year.

The Fund's portfolio was positioned to take advantage of this change in market momentum, resulting in the year's solid performance.

BENEFITING FROM THE BOND MARKET RALLY
The Fund was well positioned to benefit from increasing bond prices. Bonds that are not callable, and bonds priced below par (100) generally perform well when the bond market rallies. The Fund's investments in these bonds helped to produce an above-average total return. Other bonds that were refunded during the period, and therefore became backed by federal government securities held in escrow, also added to performance.

A BOOMING MASSACHUSETTS ECONOMY
Massachusetts enjoyed strong economic growth over the last 12 months with the mutual fund, construction and the high technology sectors all experiencing boom periods. This growth is also reflected in the low unemployment rate, the increased number of housing starts and the sixth consecutive state budget surplus. We expect the strong economy to continue through 1998, and the supply of municipal bonds should remain steady as the "Big Dig" and improvements to Logan Airport are financed. As this is an election year in Massachusetts, we will be paying close attention to the political environment. A proposed ballot question, which would eliminate tolls on the Massachusetts Turnpike, is of particular concern because of its potential effect on bonds issued to fund the construction on the Central Artery Tunnel Project in Boston, also known as the "Big Dig."

MANAGING FOR TOTAL RETURN IN AN ERA OF DECLINING INTEREST RATES
Over the last several months, the combination of a growing economy, a lower Federal budget deficit and subdued inflation resulted in sharp increases in bond prices. When interest rates go down, bond prices generally increase, and that has been the case in the current rally. This effect has been reflected in a decrease in the size of your dividend checks over time, though the net asset value of your shares has increased. With slower economic growth, low inflation and the possibility of a balanced Federal budget all forecast for 1998, we expect this trend in the bond market to continue. Despite the lower general level of interest rates, the Fund's inflation-adjusted yield, in which the inflation rate is subtracted from the actual yield, is attractive by historical standards. Our goal remains unchanged: to increase your total return by carefully researching and selecting a portfolio of primarily investment-grade municipal bonds.

(1) Source: Lipper Analytical Services, Inc. Lipper rankings are based on the Lipper Massachusetts Municipal Debt category. The Fund's (Class A shares) ranking for the one-year period is in the 2nd quartile (rated 17 out of 54 funds), in the 2nd quartile for the five-year period (rated 7 out of 25 funds) and in the 1st quartile for the 10-year period (rated 4 out of 16 funds). Rankings do not include any sales charges. Performance for different share classes will vary with fees associated with each class. Past performance cannot guarantee future results.

          COLONIAL MASSACHUSETTS TAX-EXEMPT FUND INVESTMENT PERFORMANCE
               Change in Value of $10,000 from 1/31/88 to 1/31/98
                     Based on NAV and POP for Class A Shares

                    NAV                      POP             Lehman
Jan 88             10,000                    9,525           10,000
Apr 88             10,084                    9,605           10,064
Jul 88             10,330                    9,839           10,248
Oct 88             10,699                   10,191           10,627
Jan 89             10,955                   10,435           10,857
Apr 89             11,062                   10,537           10,962
Jul 89             11,419                   10,877           11,496
Oct 89             11,402                   10,861           11,488
Jan 90             11,597                   11,046           11,729
Apr 90             11,549                   11,000           11,752
Jul 90             12,173                   11,595           12,293
Oct 90             12,042                   11,470           12,341
Jan 91             12,560                   11,963           12,814
Apr 91             12,925                   12,311           13,102
Jul 91             13,244                   12,615           13,366
Oct 91             13,677                   13,027           13,842
Jan 92             14,018                   13,352           14,211
Apr 92             14,189                   13,515           14,348
Jul 92             15,077                   14,361           15,203
Oct 92             14,821                   14,117           15,004
Jan 93             15,540                   14,802           15,608
Apr 93             16,103                   15,338           16,163
Jul 93             16,465                   15,683           16,547
Oct 93             17,016                   16,208           17,117
Jan 94             17,384                   16,558           17,522
Apr 94             16,427                   15,646           16,512
Jul 94             16,781                   15,984           16,857
Oct 94             16,165                   15,397           16,371
Jan 95             16,777                   15,980           16,898
Apr 95             17,435                   16,607           17,610
Jul 95             17,749                   16,906           18,184
Oct 95             18,511                   17,632           18,800
Jan 96             19,276                   18,361           19,442
Apr 96             18,609                   17,726           19,010
Jul 96             18,981                   18,080           19,384
Oct 96             19,483                   18,557           19,872
Jan 97             19,744                   18,806           20,189
Apr 97             19,857                   18,914           20,271
Jul 97             20,946                   19,951           21,371
Oct 97             21,105                   20,102           21,560
Jan 98             21,707                   20,676           22,230

A hypothetical $10,000 investment in Class B shares made on June 8, 1992 (inception) at net asset value (NAV) would have been valued at $14,459 on January 31, 1998. The same investment after deducting the applicable contingent deferred sales charge (CDSC) would have grown to $14,359 on January 31, 1998.

A hypothetical $10,000 investment in Class C shares made on August 1, 1997 (inception) at net asset value (NAV) would have been valued at $10,340 on January 31, 1998. The same investment after deducting the applicable contingent deferred sales charge (CDSC) would have grown to $10,240 on January 31, 1998.

The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments, do not incur fees or expenses, and it is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURNS
                             As of January 31, 1998

--------------------------------------------------------------------------------
                     CLASS A SHARES      CLASS B SHARES      CLASS C SHARES(1)
INCEPTION               4/10/87              6/8/92              8/1/97
                      NAV      POP       NAV      w/CDSC     NAV     w/CDSC
--------------------------------------------------------------------------------
1 YEAR               9.94%     4.72%     9.13%     4.13%       --       --
--------------------------------------------------------------------------------
5 YEARS              6.91      5.88      6.12      5.80        --       --
--------------------------------------------------------------------------------
10 YEARS (OR LIFE)   8.06      7.53      6.74      6.61      3.40%     2.40%
--------------------------------------------------------------------------------

(1) Class C share total returns are cumulative since inception on August 1, 1997.

Past performance cannot predict future results. Returns and value of an investment will vary resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. NAV returns do not include sales charges or CDSC. Public offering price (POP) returns include the maximum sales charge of 4.75%. The applicable CDSC for Class B shares is 5% for 1 year, 2% for 5 years and 1% since inception. The CDSC for Class C shares is 1% since inception.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Adviser or Distributor. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

                              INVESTMENT PORTFOLIO
                         JANUARY 31, 1998 (IN THOUSANDS)

MUNICIPAL BONDS - 96.5%                                          PAR      VALUE
-------------------------------------------------------------------------------
 EDUCATION - 7.8%
  EDUCATION - 4.7%
  MA College Building Authority,
   Southeastern University,
   Series 1995 A,
                                     5.750%     05/01/16     $ 1,250   $  1,334
  MA Health & Educational
   Facilities Authority:
   Amherst College, Series E,
                                     6.800%     11/01/21         500        550
   Community Colleges Program, Series A,
                                     6.600%     10/01/22       1,250      1,378
   Harvard University, Series N,
                                     6.250%     04/01/20       2,250      2,675
  MA Industrial Finance Agency:
   Babson College, Series 1992 A,
                                     6.375%     10/01/09       1,000      1,106
   College of the Holy Cross,
                                     5.500%     03/01/05       1,375      1,478
   Concord Academy,
                                     5.500%     09/01/27       1,250      1,260
   Emerson College, Series 1991 A,
                                     8.900%     01/01/18         500        554
   Worcester Polytechnic Institute,
                                     5.125%     09/01/17       1,000      1,006
                                                                       --------
                                                                         11,341
                                                                       --------
  STUDENT LOAN - 3.1%
  New England Educational Loan Marketing
   Corp. Student Loan, Series 1993-A,
                                     5.700%     07/01/05       5,000      5,288
  MA Educational Financing Authority,
   Issue E,
                                     5.650%     07/01/10       2,000      2,134
                                                                       --------
                                                                          7,422
                                                                       --------
--------------------------------------------------------------------------------
 HEALTHCARE - 13.4%
  HOSPITAL - 8.7%
  MA Health & Educational
   Facilities Authority:
   Berkshire Health System, Series C,
                                     6.000%     10/01/20       1,000      1,051
   Charlton Memorial Hospital, Series B:
                                     7.250%     07/01/07         500        554
                                     7.250%     07/01/13         500        552
   Children's Hospital, Series E,
                                     6.200%     10/01/16       2,000      2,165
  Dana-Farber Cancer Institute:
   Series C,
                                     6.650%     12/01/15         250        271
   Series 1995 G1,
                                     5.500%     12/01/27       5,000      5,087
  Deaconess Hospital,
                                     7.200%     04/01/22       2,500      2,778
  Hallmark Health Systems,
                                     5.000%     07/01/27       1,000        977
  Medical Center of Central Mass., Series A,
                                     7.000%     07/01/12       1,000      1,091
  Newton-Wellesley Hospital, Series 1997 G,
                                     6.000%     07/01/12       1,000      1,108
  Spaulding Rehabilitation Hospital, Series A,
                                     7.625%     07/01/21         400        414
  University Hospital, Series C,
                                     7.250%     07/01/19       1,000      1,084
  Youville House Project,
                                     5.950%     02/15/17         500        530
  MA Industrial Finance Agency:
   Massachusetts Biomedical Research Corp.:
   Series A-2,
                                        (a)     08/01/08       2,000      1,218
   Series 1989 A2,
                                        (a)     08/01/10       4,000      2,155
                                                                       --------
                                                                         21,035
                                                                       --------
  INTERMEDIATE CARE FACILITIES  - 0.1%
  MA Health & Educational
   Facilities Authority,
   Corporation for Independent Living,
                                     8.100%     07/01/18         295        323
                                                                       --------
  LIFECARE - 0.4%
  MA Industrial Finance Agency,
   Reeds Landing Project,
                                     7.750%     10/01/00       1,000      1,023
                                                                       --------
  NURSING HOME - 4.2%
  Boston,
   St. Joseph Nursing Care Center, Inc.
   Series 1990,
                                    10.000%     01/01/20(b)      485        527
  MA Health & Educational
   Facilities Authority:
   Deutsches Altenheim, Inc., Series A,
                                     7.700%     11/01/31         970      1,048
  MA Industrial Finance Agency:
   American Health Foundation Inc.,
   Series 1989,
                                    10.125%     03/01/19       1,765      1,324
   Belmont Home Care,  Series 1995 A,
                                     9.270%     01/01/25       2,000      2,313
   Chelsea Jewish Nursing Home, Series A,
                                     6.500%     08/01/37       1,000      1,110
   GF/Massachusetts Inc.,
   Series 1994,
                                     8.300%     07/01/23       2,445      2,552
   Seacoast Nursing Home, Series 1991,
                                     9.625%     12/01/21       1,260      1,406
                                                                       --------
                                                                         10,280
                                                                       --------
--------------------------------------------------------------------------------
 HOUSING - 6.9%
  MULTI-FAMILY - 2.9%
  Boston,
   Mt. Pleasant Housing Development Corp.,
   Series A,
                                     6.750%     08/01/23       1,655      1,758
  MA Housing Finance Agency:
   Series 1988 A,
                                     8.400%     08/01/21       1,210      1,248
   Series 1989 A,
                                     7.600%     12/01/16         660        702
   Series 1990 A,
                                     8.150%     02/01/29         135        144
   Series 1992 C,
                                     6.875%     11/15/11       3,000      3,275
                                                                       --------
                                                                          7,127
                                                                       --------
  SINGLE FAMILY - 4.0%
  MA Housing Finance Agency:
                                     5.600%     06/01/30       2,000      2,037
   Series 3,
                                     7.875%     06/01/14         400        406
   Series 5,
                                     8.375%     06/01/15         500        511
   Series 6,
                                     8.100%     12/01/14         495        508
   Series 7,
                                     8.100%     06/01/20         420        431
   Series 8,
                                     7.700%     06/01/17         575        592
   Series 9,
                                     8.100%     12/01/21         500        518
   Series 12,
                                     7.600%     12/01/13         250        264
   Series 13,
                                     7.950%     06/01/23       1,255      1,332
   Series 18,
                                     7.350%     12/01/16       1,000      1,063
   Series 1987 A,
                                     9.000%     12/01/18         215        220
   Series 1987 B,
                                     8.500%     08/01/20          10         10
   Series 1987 - 4,
                                     7.375%     06/01/14         705        720
   Series 1988 B,
                                     8.100%     08/01/23         455        476
   Series 1989 A:
                                     8.200%     08/01/27         330        343
                                     8.200%     08/01/15         245        255
                                                                       --------
                                                                          9,686
                                                                       --------
--------------------------------------------------------------------------------
 OTHER - 11.4%
  REFUNDED/ESCROWED (c)
  Mass. Bay Transportation Authority,
   General Transportation System,
   Series 1990-B,
                                     7.875%     03/01/21(d)    4,000      4,516
  Fall River,
                                     7.200%     06/01/10(d)    1,250      1,396
  Leominster,
                                     7.500%     04/01/09       1,075      1,175
  Lynn,
                                     7.850%     01/15/11       1,000      1,172
  Palmer, Series 1990 B,
                                     7.700%     10/01/10       1,000      1,114
  MA Health & Educational
   Facilities Authority:
   Berklee College of Music, Series C,
                                     6.875%     10/01/21       1,000      1,115
   Capital Asset Program, Series 1989 F,
                                     7.300%     10/01/18         750        816
   Carney Hospital, Series C,
                                     7.750%     07/01/14         500        553
   Cooley Dickinson Hospital, Series A,
                                     7.125%     11/15/18       1,850      2,139
   Fairview Extended Care Service, Inc.,
   Series 1990 A,
                                    10.250%     01/01/21         500        598
   Framingham Union Hospital, Series B,
                                     8.500%     07/01/20       1,000      1,121
   Lowell General Hospital, Series 1991 A,
                                     8.400%     06/01/11         500        575
   St. John's Hospital, Series 1990 B,
                                     8.375%     12/01/20         500        569
   Winchester Hospital, Series C,
                                     7.550%     07/01/11         500        563
   Worcester Polytech Institute, Series E:
                                     6.625%     09/01/17         500        561
                                     6.750%     09/01/11         500        563
  MA Industrial Finance Agency:
   Mary Ann Morse Nursing Home, Inc.,
   Series 1990,
                                     9.000%     10/01/20         475        543
   Series 1991 I,
                                    10.000%     01/01/21         925      1,100
  MA Turnpike Authority,  Series 1993 A,
                                     5.000%     01/01/20       5,000      5,060
  State:
   Series 1991 B,
                                     6.500%     08/01/11       1,140      1,253
   Series 1991 C,
                                     6.500%     08/01/11         800        878
  University of Massachusetts
   Building Authority, Series 1976 A,
                                     7.500%     05/01/11          95        113
                                                                       --------
                                                                         27,493
                                                                       --------
--------------------------------------------------------------------------------
 OTHER REVENUE - 0.7%
  INDUSTRIAL - 0.7%
  MA Industrial Finance Agency,
   House of Bianchi Inc.,
                                     8.750%     06/01/18       1,700      1,757
                                                                        -------
--------------------------------------------------------------------------------
 RESOURCE RECOVERY - 2.1%
  DISPOSAL - 1.9%
  Boston Industrial Development
   Finance Authority,
   Jet-A-Way, Inc.,
                                    10.500%     01/01/11         200        222
  MA Industrial Finance Agency:
   Peabody Monofill Associates, Inc.,
   Series 1995,
                                     9.000%     09/01/05       1,845      2,066
   Massachusetts Environmental Services,
   Series 1994 A,
                                     8.750%     11/01/21(e)    2,935      2,201
                                                                       --------
                                                                          4,489
                                                                       --------
  RESOURCE RECOVERY - 0.2%
  Agawam,
   Springfield Resource Recovery Project,
   Series 1986,
                                     8.500%     12/01/08         475        486
                                                                       --------
--------------------------------------------------------------------------------
 TAX-BACKED - 32.6%
  LOCAL APPROPRIATED - 0.5%
  Plymouth County,
   Plymouth County Correctional Facility,
   Series A,
                                     7.000%     04/01/22       1,000      1,128
                                                                       --------
  LOCAL GENERAL OBLIGATIONS - 7.6%
  Boston, Series 1992 A,
                                     6.500%     07/01/12       4,340      4,787
  Haverhill,
                                     5.000%     06/15/17       2,000      1,990
  Holyoke:
   School Project Loan,
                                     7.650%     08/01/09         500        567
   Series 1996 A,
                                     6.000%     06/15/07       1,345      1,498
  Lowell,
                                     8.400%     01/15/09       1,000      1,139
  Mansfield,
                                     6.700%     01/15/11       1,000      1,114
  Milford, Series 1996,
                                     5.000%     08/15/15       1,390      1,391
  Nantucket,
   Series 1991,
                                     6.800%     12/01/11       2,675      2,986
  Southern Berkshire Regional
   School District,
                                     7.000%     04/15/11         500        567
  Swansea,
   School Project Loan:
                                     6.800%     01/15/09         250        274
                                     6.800%     01/15/10         125        137
                                     6.800%     01/15/11         210        229
  Weymouth, Series 1992:
                                     6.700%     06/15/09         200        219
                                     6.700%     06/15/10         200        219
                                     6.700%     06/15/11         155        169
                                     6.700%     06/15/12         140        152
  Worcester, Series C,
                                     5.750%     10/01/13       1,000      1,081
                                                                       --------
                                                                         18,519
                                                                       --------
  SPECIAL NON-PROPERTY TAX - 4.0%
  State, Highway Improvement Loan Act,
   Series 1992 A,
                                     6.000%     06/01/13       1,500      1,614
  State, Series A,
                                     5.500%     06/01/13       1,000      1,086
  Commonwealth of Puerto Rico
   Highway & Transportaion Authority:
   Series W,
                                     5.500%     07/01/09         660        728
   Series 1996 Z,
                                     6.250%     07/01/05       5,500      6,231
                                                                       --------
                                                                          9,659
                                                                       --------
  STATE APPROPRIATED - 2.7%
  MA College Building Authority,
   Series 1994 A,
                                     7.500%     05/01/14       1,825      2,381
  University of Massachusetts
   Building Authority,
   Series 1991 A,
                                     7.200%     05/01/04         400        459
  Commonwealth of Puerto Rico
   Public Buildings Authority,
   Series 1993 M:
    stepped coupon,
   (5.700%  07/01/98)                3.750%     07/01/16(f)    2,000      2,061
                                     5.600%     07/01/08       1,500      1,665
                                                                       --------
                                                                          6,566
                                                                       --------

  STATE GENERAL OBLIGATIONS - 17.8%
  Commonwealth of Massachusetts
                                     5.125%     06/01/12       2,000      2,067
   Series A,
                                     5.750%     08/01/08       3,000      3,338
   Series B,
                                     7.000%     07/01(d)09     4,385      5,377
   Series C,
                                     6.500%     08/01/11         450        490
   Series 1991 B,
                                     6.500%     08/01/11         860        936
   Series 1992 B,
                                     6.500%     08/01/08       1,000      1,176
   Series 1996 A,
                                     6.000%     11/01/06       1,000      1,119
  Commonwealth of Puerto Rico,
   Series 1994,
                                     6.500%     07/01/23       5,000      5,720
  Massachusetts Bay Transportaion Authority:
   Series C,
                                     5.000%     03/01/17       1,000        989
   Series D,
                                     5.750%     03/01/13       2,000      2,161
   Series 1988,
                                     7.750%     01/15/06         250        295
   Series 1991 A,
                                     7.000%     03/01/21       1,500      1,908
   Series 1992 B,
                                     6.200%     03/01/16       3,700      4,277
   Series 1994 A,
                                     7.000%     03/01/10       5,000      6,119
                                     7.000%     03/01/11       4,270      5,269
                                     7.000%     03/01/14       1,250      1,557

  Virgin Islands Public Finance Authority,
   Series 1992 A,
                                     7.000%     10/01/02         250        274
                                                                        -------
                                                                         43,072
                                                                        -------
--------------------------------------------------------------------------------
 TRANSPORTATION - 4.8%
  AIRPORT - 2.9%
  MA Port Authority:
                                     5.500%     07/01/16       2,000      2,099
   Series 1993 B,
                                     5.000%     07/01/18       5,000      4,881
                                                                        -------
                                                                          6,980
                                                                        -------
  TOLL FACILITIES - 1.9%
  MA Turnpike Authority:
   Series A,
                                     5.125%     01/01/23       2,500      2,488
   Series C,
                                       (a)      01/01/18       5,825      2,132
                                                                        -------
                                                                          4,620
                                                                        -------
--------------------------------------------------------------------------------
 UTILITY - 16.8%
  INVESTOR OWNED - 0.7%
  MA Industrial Finance Agency,
   Nantucket Electric Co.,
   Series 1996 A,
                                     6.750%     07/01/05       1,400      1,602
                                                                       --------
  JOINT POWER AUTHORITY - 2.9%
  MA Municipal Wholesale
   Electric Co.,
   Series 1994 A:
                                     5.000%     07/01/17       5,000      4,933
   RIB (variable rate)               6.302%     07/01/16       2,000      1,998
                                                                       --------
                                                                          6,931
                                                                       --------
  MUNICIPAL ELECTRIC - 0.7%
  Commonwealth of Puerto Rico
   Electric Power Authority,
   Series 1995 Y,
                                     7.000%     07/01/07       1,500      1,806
                                                                       --------
  WATER & SEWER - 12.5%
  Boston Water & Sewer Commission:
   Series 1992 A,
                                     5.750%     11/01/13       1,000      1,097
   Series 1993 A,
                                     5.250%     11/01/19       4,750      4,912
  MA Water Pollution Abatement Trust,
   New Bedford Loan Program,
   Series 1996 A,
                                     6.000%     02/01/06       1,000      1,111
  MA Water Resources Authority:
   Series 1992 A:
                                     6.500%     07/15/09       2,000      2,359
                                     6.500%     07/15/19       5,000      6,010
   Series 1993 C:
                                     5.250%     12/01/15       2,750      2,847
                                     5.250%     12/01/20       5,025      5,039
                                     5.250%     12/01/15       1,000      1,051
   Series 1995 B,
                                     6.250%     12/01/13       5,000      5,858
                                                                       --------
                                                                         30,284
                                                                       --------
TOTAL MUNICIPAL BONDS (cost of $211,387)(g)                             233,629
                                                                       --------
--------------------------------------------------------------------------------
  VARIABLE RATE DEMAND NOTES (h)
  Fl Pinellas County Health Facilities
   Authority, Series 1985,
                                     3.750%     12/01/15       1,000      1,000
  MA Educational Facilities Authority,
                                     3.500%     12/01/25         100        100
  Portage Economic Development Revision,
    Pedcor Investments, Series A,
                                     3.650%     08/01/30         100        100
  MA Health & Educational
   Facilities Authority, Series 1985 D,
                                     3.550%     01/01/35       1,500      1,500
  Niagara Mohawk Series 1985-A,
                                     3.900%     07/01/15       1,100      1,100
                                                                       --------
TOTAL SHORT-TERM OBLIGATIONS                                              3,800
                                                                       --------

OTHER ASSETS & LIABILITIES, NET - 1.9%                                    4,658
--------------------------------------------------------------------------------

NET ASSETS - 100%                                                      $242,087
                                                                       ========

NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------------------------------
(a) Zero coupon bond.
(b) This is a restricted security which was acquired on April 2, 1990 at a cost of $485. This security represents 0.2% of the Fund's net assets as of January 31, 1998.
(c) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(d) These securities, or a portion thereof, with a total market value of $11,289, are being used to collateralize open futures contracts.
(e) This issuer is in default of certain debt covenants. Income is not being accrued.
(f) Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing this rate.
(g) Cost for federal income tax purposes is the same.
(h) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of January 31, 1998.

Futures contracts open at January 31, 1998:

                                                                     Unrealized
                         Par value                  Expiration      appreciation
       Type           covered by contracts            month          at 1/31/98
  ------------------------------------------------------------------------------
  Long Treasury Bond       $ 4,000                    March            $   47
  Short Municipal Bond     $ 3,000                    March                11
                                                                       ------
                                                                           58
                                                                       ------
      Acronym                                            Name
      -------                                    ----------------------
        RIB                                      Residual Interest Bond

  See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                                JANUARY 31, 1998

(in thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $211,387)                               $233,629
Short-term obligations                                                3,800
                                                                   --------
                                                                    237,429
Receivable for:
  Investments sold                                $4,866
  Interest                                         2,869
  Fund shares sold                                   121
  Variation margin on futures                         10
  Other                                               80              7,946
                                                  ------           --------
    Total Assets                                                    245,375

LIABILITIES
Payable for:
  Investments purchased                            2,093
  Distributions                                      952
  Fund shares repurchased                            220
Accrued:
   Deferred Trustees fees                              5
Other                                                 18
                                                  ------
    Total Liabilities                                                 3,288
                                                                   --------

NET ASSETS                                                         $242,087
                                                                   --------

Net asset value & redemption price per share -
Class A ($182,721/22,552)                                             $8.10
                                                                   ========
Maximum offering price per share - Class A
($8.10/0.9525)                                                        $8.50(a)
                                                                   ========
Net asset value & offering price per share -
Class B ($59,160/7,302)                                               $8.10(b)
                                                                   ========
Net asset value & offering price per share -
Class C ($206/26)                                                     $8.10(b)
                                                                   ========

COMPOSITION OF NET ASSETS
Capital paid in                                                    $219,952
Overdistributed net investment income                                   (28)
Accumulated net realized loss                                          (137)
Net unrealized appreciation on:
   Investments                                                       22,242
   Open futures contracts                                                58
                                                                   --------
                                                                   $242,087
                                                                   ========
(a) On sales of $50,000 or more the offering price is reduced.

(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED JANUARY 31, 1998
(in thousands)

INVESTMENT INCOME
Interest                                                         $14,331

EXPENSES
Management fee                                      $1,204
Service fee                                            375
Distribution fee - Class B                             443
Distribution fee - Class C                             (a)
Transfer agent                                         370
Bookkeeping fee                                         94
Trustees fee                                            21
Custodian fee                                            9
Audit fee                                               27
Legal fee                                                6
Registration fee                                        20
Reports to shareholders                                 15
Other                                                   37
                                                    ------
                                                     2,621
Fees waived by the Distributor - Class C               (a)         2,621
                                                    ------       -------
         Net Investment Income                                    11,710
                                                                 -------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain on:
Investments                                          3,835
Closed futures contracts                               143
                                                     -----
    Net Realized Gain                                              3,978
Net unrealized appreciation (depreciation)
during the period on:
Investments                                          6,857
Open futures contracts                                 (78)
                                                     -----
     Net Unrealized Gain                                           6,779
                                                                 -------
          Net Gain                                                10,757
                                                                 -------
Increase in Net Assets from Operations                           $22,467
                                                                 =======


(a) Rounds to less than one

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

(in thousands)                                    Year ended January 31
                                                  ----------------------
INCREASE (DECREASE) IN NET ASSETS                   1998(a)       1997
Operations:
Net investment income                              $ 11,710     $ 12,889
Net realized gain                                     3,978        3,643
Net unrealized appreciation (depreciation)            6,779      (11,498)
                                                   --------     --------
    Net Increase from Operations                     22,467        5,034
Distributions:
From net investment income - Class A                 (9,280)     (10,187)
In excess of net investment income - Class A            (69)         -
From net realized gains - Class A                    (1,262)         -
From net investment income - Class B                 (2,595)      (2,652)
In excess of net investment income - Class B            (19)         -
From net realized gains - Class B                      (413)         -
From net investment income - Class C                     (4)         -
In excess of net investment income - Class C            (b)          -
From net realized gains - Class C                        (2)         -
                                                   --------     --------
                                                      8,823       (7,805)
                                                   --------     --------
Fund Share Transactions:
Receipts for shares sold - Class A                   11,290       13,570
Value of distributions reinvested - Class A           5,823        5,460
Cost of shares repurchased - Class A                (25,244)     (36,490)
                                                   --------     --------
                                                     (8,131)     (17,460)
                                                   --------     --------
Receipts for shares sold - Class B                    5,337        7,193
Value of distributions reinvested - Class B           1,809        1,553
Cost of shares repurchased - Class B                 (9,319)      (8,527)
                                                   --------     --------
                                                     (2,173)         219
                                                   --------     --------
Receipts for shares sold - Class C                      200          -
Value of distributions reinvested - Class C               4          -
Cost of shares repurchased - Class C                   (b)           -
                                                   --------     --------
                                                        204          -
                                                   --------     --------
    Net Decrease from Fund Share
     Transactions                                   (10,100)     (17,241)
                                                   --------     --------
       Total Decrease                                (1,277)     (25,046)
NET ASSETS
Beginning of period                                 243,364      268,410
                                                   --------     --------
End of period (net of overdistributed and
 including undistributed net investment
 income of $28 and $169, respectively)             $242,087     $243,364
                                                   ========     ========

(a) Class C shares were initially offered on August 1, 1997.
(b) Rounds to less than one.
Statement of Changes continued on following page.

See notes to financial statements.

               STATEMENT OF CHANGES IN NET ASSETS - CONT.

                                                  Year ended January 31
                                                  ----------------------
                                                    1998(a)       1997

NUMBER OF FUND SHARES
Sold - Class A                                        1,430        1,752
Issued for distributions reinvested - Class A           733          700
Repurchased - Class A                                (3,198)      (4,701)
                                                   --------     --------
                                                     (1,035)      (2,249)
                                                   --------     --------
Sold - Class B                                          674          929
Issued for distributions reinvested - Class B           228          201
Repurchased - Class B                                (1,174)      (1,098)
                                                   --------     --------
                                                       (272)          32
                                                   --------     --------
Sold - Class C                                           25         --
Issued for distributions reinvested - Class C             1         --
Repurchased - Class C                                   (b)         --
                                                   --------     --------
                                                         26         --
                                                   --------     --------



(a) Class C shares were initially offered on August 1, 1997.
(b) Rounds to less than one.

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                                JANUARY 31, 1998

NOTE 1. ACCOUNTING POLICIES
--------------------------------------------------------------------------------

ORGANIZATION: Colonial Massachusetts Tax-Exempt Fund (the Fund), a series of Colonial Trust V, is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and Massachusetts state personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers Class A shares sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Effective August 1, 1997, the Fund began offering Class C shares which are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.


The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B distribution fee), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the annualized distribution fee applicable to Class B shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------

MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each Fund's pro rata portion of the combined average net assets of Trust V as follows:

                  Average Net Assets          Annual Fee Rate
                  ------------------          ---------------
                   First $2 billion                 0.50%
                   Over $2 billion                  0.45%

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE: Colonial Investors Service Center, Inc., (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.14% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

Effective January 1, 1997 and continuing through calendar year 1997, the Transfer Agent fee will be reduced by 0.01% in cumulative monthly increments, resulting in a decrease in the fee from 0.14% to 0.13% annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Financial Investment Services, Inc., formerly Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. For the year ended January 31, 1998, the Fund has been advised that the Distributor retained net underwriting discounts of $26,275 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $182,531 and none on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the Fund's average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive, until further notice, a portion of the Class C share distribution fee so that it will not exceed 0.45% annually. The plan also requires the payment of a service fee to the Distributor as follows:

                     Valuation of shares              Annual
                    outstanding on the 20th of         Fee
                   each month which were issued        Rate
                   ----------------------------        ----
                    Prior to November 30, 1994         0.10%
                   On or after December 1, 1994        0.25%

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.75% annually of the Fund's average net assets.

For the year ended January 31, 1998, the Fund's operating expenses did not exceed the 0.75% expense limit.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3.  PORTFOLIO INFORMATION
--------------------------------------------------------------------------------

INVESTMENT ACTIVITY: During the year ended January 31, 1998, purchases and sales of investments, other than short-term obligations were $33,800,217 and $54,523,159, respectively.

Unrealized appreciation (depreciation) at January 31, 1998, based on cost of investments for both financial statement and federal income tax purposes was:

   Gross unrealized appreciation                  $23,405,152
   Gross unrealized depreciation                   (1,163,602)
                                                  -----------
           Net unrealized appreciation            $22,241,550
                                                  ===========

OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 4.  LINE OF CREDIT
--------------------------------------------------------------------------------

The Fund may borrow up to 10% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the year ended January 31, 1998.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                            Year ended January 31
                                    ------------------------------------
                                                    1998
                                     Class A       Class B       Class C(a)
                                    --------       -------       -------
Net asset value -
  Beginning of period               $  7.810       $ 7.810       $ 8.070
                                    --------       -------       -------
INCOME FROM
  INVESTMENT OPERATIONS:
Net investment income                  0.403         0.344         0.180(b)
Net realized and unrealized
  gain (loss)                          0.352         0.352         0.090
                                    --------       -------       -------
   Total from Investment Operations    0.755         0.696         0.270
                                    --------       -------       -------
LESS DISTRIBUTIONS
  DECLARED TO SHAREHOLDERS:
From net investment income            (0.406)       (0.347)       (0.180)
In excess of net investment income    (0.003)       (0.003)       (0.004)
From net realized gains               (0.056)       (0.056)       (0.056)
                                    --------       -------       -------
Total Distributions
  Declared to Shareholders            (0.465)       (0.406)       (0.240)
                                    --------       -------       -------
Net asset value - End of period     $  8.100       $ 8.100       $ 8.100
                                    ========       =======       =======
Total return(c)                        9.94%         9.13%         3.40%(d)
                                    ========       =======       =======

RATIOS TO AVERAGE NET ASSETS
Expenses (e)                           0.90%         1.65%         1.37%(b)(f)
Net investment income (e)              5.05%         4.30%         4.47%(b)(f)
Portfolio turnover                       14%           14%           14%
Net assets at end
  of period (000)                   $182,721       $59,160       $   206


(a) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(b) Net of fees waived by the Distributor which amounted to $0.012 per share and 0.30%.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized. Had the Distributor not waived a portion of the distribution fee, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f) Annualized

Selected data for a share of each class outstanding throughout each period are as follows:

                                           Year ended January 31
                               --------------------------------------------
                                       1997                     1996
                               Class A      Class B     Class A      Class B
                               --------     -------     --------     -------
Net asset value -
  Beginning of period          $  8.040     $ 8.040     $  7.390     $ 7.390
                               --------     -------     --------     -------
INCOME FROM
  INVESTMENT OPERATIONS:
Net investment income(a)          0.415       0.357        0.424       0.367
Net realized and unrealized
  gain (loss)                    (0.234)     (0.234)       0.650       0.650
                               --------     -------     --------     -------
   Total from Investment
      Operations                  0.181       0.123        1.074       1.017
                               --------     -------     --------     -------
LESS DISTRIBUTIONS
  DECLARED TO SHAREHOLDERS:
From net investment income       (0.411)     (0.353)      (0.424)     (0.367)
                               --------     -------     --------     -------
Net asset value -
  End of period                $  7.810     $ 7.810     $  8.040     $ 8.040
                               ========     =======     ========     =======
Total return(b)(c)                2.43%       1.66%       14.90%      14.05%
                               ========     =======     ========     =======

RATIOS TO AVERAGE NET ASSETS
Expenses                          0.90%(d)    1.65%(d)     0.85%(d)    1.60%(d)
Net investment income             5.32%(d)    4.57%(d)     5.49%(d)    4.74%(d)
Fees and expenses waived
  or borne by the Adviser         0.00%(d)    0.00%(d)     0.06%(d)    0.06%(d)
Portfolio turnover                  29%         29%          21%         21%
Net assets at end of period
  (000)                        $184,221     $59,143     $207,759     $60,651

(a) Net of fees and expenses waived or
      borne by the Adviser which
      amounted to:             $  0.000     $ 0.000     $  0.005     $ 0.005
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

                                           Year ended January 31
                               --------------------------------------------
                                        1995                   1994
                               Class A      Class B     Class A      Class B
                               --------     -------     --------     -------
Net asset value -
  Beginning of period          $  8.130     $ 8.130     $  7.700     $ 7.700
                               --------     -------     --------     -------
INCOME FROM
  INVESTMENT OPERATIONS:
Net investment income(a)          0.444       0.388        0.453       0.395
Net realized and unrealized
  gain (loss)                    (0.738)     (0.738)       0.439       0.439
                               --------     -------     --------     -------
   Total from Investment
      Operations                 (0.294)     (0.350)       0.892       0.834
                               --------     -------     --------     -------
LESS DISTRIBUTIONS
  DECLARED TO SHAREHOLDERS:
From net investment income       (0.446)     (0.390)      (0.462)     (0.404)
                               --------     -------     --------     -------
Net asset value -
  End of period                $  7.390     $ 7.390     $  8.130     $ 8.130
                               ========     =======     ========     =======
Total return(b)(c)               (3.49%)     (4.21%)      11.86%      11.05%
                               ========     =======     ========     =======

RATIOS TO AVERAGE NET ASSETS
Expenses                          0.72%       1.47%        0.64%       1.39%
Net investment income             5.93%       5.18%        5.68%       4.93%
Fees and expenses waived
  or borne by the Adviser         0.12%       0.12%        0.21%       0.21%
Portfolio turnover                  58%         58%           7%          7%
Net assets at end of period
  (000)                        $193,303     $53,973     $225,636     $51,819

 (a) Net of fees and expenses waived or
      borne by the Adviser which
      amounted to:             $  0.009     $ 0.009     $  0.016     $ 0.016
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

   ----------------------------------------------------------------------------
   Federal Income Tax Information (unaudited) Approximately 99.0% of all distributions will be treated as exempt income for federal income tax purposes.
   ----------------------------------------------------------------------------

                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES OF COLONIAL TRUST V AND THE SHAREHOLDERS OF
  COLONIAL MASSACHUSETTS TAX-EXEMPT FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Massachusetts Tax-Exempt Fund (the "Fund") (a series of Colonial Trust V) at January 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at January 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.




PRICE WATERHOUSE LLP
Boston, Massachusetts
March 11, 1998

                              SHAREHOLDER SERVICES
                            TO MAKE INVESTING EASIER

Your Fund has one of the most extensive selections of shareholder services available. Your financial adviser can help you arrange for any of these services, or you can call Colonial Investors Service Center directly at 1-800-345-6611.

AFFORDABLE ADDITIONAL INVESTMENTS: Add to your account with as little as $50 on most funds; $25 for an IRA account.

FREE EXCHANGES(1): Exchange all or part of your account into the same share class of another fund distributed by Liberty Financial Investments, Inc. by phone or mail.

EASY ACCESS TO YOUR MONEY(1): Make withdrawals from your account by phone, by mail or, for certain funds, by check.

ONE-YEAR REINSTATEMENT PRIVILEGE: If you need access to your money, but then choose to return it within one year, you can reinvest in any fund distributed by Liberty Financial Investments of the same share class without any penalty or sales charge.

FUNDAMATIC: Make periodic investments as low as $50 from your checking account to your Fund account.

SYSTEMATIC WITHDRAWAL PLAN (SWP): Receive monthly, quarterly or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th calendar day of each month unless the 10th falls on a non-business day or the first business day of the week. If this occurs, the processing date will be the previous business day. Dividends and capital gains must be reinvested.

AUTOMATED DOLLAR COST AVERAGING: Transfer money on a monthly basis from any fund with a balance of $5,000 into the same share class of up to four other funds distributed by Liberty Financial Investments. Minimum for each transfer is $100.

RETIREMENT PLANS: Choose from a broad range of retirement plans, including IRAs.

(1) Redemptions and exchanges are made at the next determined net asset value after the request is received by the Transfer Agent. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Exchanges are not available on all funds. Investors who purchase Class B or C shares, or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                              HOW TO REACH COLONIAL
                               BY PHONE OR BY MAIL

BY TELEPHONE
CUSTOMER CONNECTION - 1-800-345-6611
For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends and capital gains information........... press [1]

For account information ........................................... press [2]

To speak to a service representative............................... press [3]

For yield and total return information............................. press [4]

For duplicate statements or new supply of checks................... press [5]

To order duplicate tax forms and year-end statements............... press [6]
(February through May)

To review your options at any time during your call................ press [*]

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 a.m. to 8:00 p.m. ET, and Saturdays from February through mid-April, 10:00 a.m. to 2:00 p.m. ET.

COLONIAL TELEPHONE TRANSACTION DEPARTMENT - 1-800-422-3737
To purchase, exchange or sell shares by telephone, call Monday to Friday, 9:00 a.m. to 7:00 p.m. ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

LITERATURE - 1-800-426-3750
To request literature on any fund distributed by Liberty Financial Investments, call Monday to Friday, 8:30 a.m. to 6:30 p.m. ET.

BY MAIL

COLONIAL INVESTORS SERVICE CENTER, INC.
P.O. BOX 1722
BOSTON, MA 02105-1722

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Massachusetts Tax-Exempt Fund is:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611


Colonial Massachusetts Tax-Exempt Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Massachusetts Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives, and operating policies of the Fund.

                                    TRUSTEES

ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Retired (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation

[Graphic Omitted] LIBERTY FINANCIAL INVESTMENTS, INC. (C)1998
Distributor for Colonial Funds, Stein Roe Advisor Funds and Newport Funds One Financial Center, Boston, MA 02111-2621

Visit us at www.libertyfunds.com
                                                 MA-02/790E-0198 M (3/98) 98/232